Deposits and other borrowings	12 Months Ended
Sep. 30, 2021
Deposits and other borrowings
Deposits and other borrowings

Note 16. Deposits and other borrowings[1]

Accounting policy

Deposits and other borrowings are initially recognised at fair value and subsequently either measured at amortised cost using the effective interest rate method or at fair value.
Deposits and other borrowings are designated at fair value if they are managed on a fair value basis, reduce or eliminate an accounting mismatch or contain an embedded derivative.

Where they are measured at fair value, any changes in fair value (except those due to changes in credit risk) are recognised as non-interest income. The change in the fair value that is due to changes in credit risk is recognised in OCI except where it would create an accounting mismatch, in which case it is also recognised in the income statement.

Refer to Note 22 for balances measured at fair value and amortised cost.
Interest expense incurred is recognised in net interest income using the effective interest rate method.

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Australia
Certificates of deposit	31,506	25,647	31,506	25,647
Non-interest bearing, repayable at call	52,819	48,303	52,819	48,303
Other interest bearing at call	345,416	304,761	345,416	304,761
Other interest bearing term	102,775	125,820	102,775	125,820
Total Australia	532,516	504,531	532,516	504,531
New Zealand
Certificates of deposit	3,293	2,773	-	-
Non-interest bearing, repayable at call	14,066	10,711	-	-
Other interest bearing at call	31,354	26,300	-	-
Other interest bearing term	27,042	28,689	-	1
Total New Zealand	75,755	68,473	-	1
Other overseas
Certificates of deposit	11,839	7,258	11,839	7,258
Non-interest bearing, repayable at call	919	868	357	333
Other interest bearing at call	1,751	1,864	1,446	1,559
Other interest bearing term	4,175	8,137	4,029	7,931
Total other overseas	18,684	18,127	17,671	17,081
Total deposits and other borrowings	626,955	591,131	550,187	521,613

The following table shows average balances and average rates in each of the past two years for major categories of deposits.

	2021		2020
	Average	Average	Average	Average
	balance	rate	balance	rate
Consolidated	$m	%	$m	%
Australia
Non-interest bearing, repayable at call	49,592		45,231
Certificates of deposit	28,242	0.1	25,041	0.8
Other interest bearing at call	322,333	0.2	275,475	0.5
Other interest bearing term	107,100	0.6	135,361	1.5
Total Australia	507,267		481,108
Overseas
Non-interest bearing, repayable at call	12,433		9,661
Certificates of deposit	11,035	0.4	14,376	1.4
Other interest bearing at call	30,231	0.2	25,999	0.5
Other interest bearing term	32,410	1.1	42,381	2.3
Total overseas	86,109		92,417

1. Non-interest bearing relates to instruments which do not carry a rate of interest.

Note 16. Deposits and other borrowings (continued)

Certificates of deposit and term deposits

Uninsured deposits refer to deposits that are in excess of, or ineligible for, a government based deposit insurance scheme in their relevant country of domicile. For the Group, this primarily relates to deposit in excess of, or ineligible for, the Australian Government’s Financial Claims Scheme (FCS) limit. The table below shows the balances of uninsured certificates of deposits and term deposits by remaining maturity:

		Over	Over
Consolidated	Up to	3 months to	6 months to	Over
$m	3 months	6 months	1 year	1 year	Total
Certificates of deposit in excess of insured amounts
Australia	25,720	5,503	265	18	31,506
New Zealand	2,490	784	19	-	3,293
Other overseas	2,382	3,353	6,104	-	11,839
Total certificates of deposit in excess of insured amounts	30,592	9,640	6,388	18	46,638
Term deposits in excess of insured amounts
Australia	36,929	14,271	17,535	4,811	73,546
New Zealand	12,739	8,840	4,100	1,363	27,042
Other overseas	2,504	693	930	44	4,171
Total term deposits in excess of insured amounts	52,172	23,804	22,565	6,218	104,759
Interbank term deposits in excess of insured amounts[1]
Australia	2,199	1,661	50	7	3,917
New Zealand	-	-	-	-	-
Other overseas	132	-	-	-	132
Total interbank term deposits in excess of insured amounts	2,331	1,661	50	7	4,049

1. Interbank term deposits are included in Note 17.